UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)

Aztlan Global Stock Selection DM SMID ETF
Ticker: AZTD

Aztlan North America Nearshoring Stock Selection ETF
Ticker: NRSH

Semi-Annual Report

January 31, 2024

Aztlan ETFs

This report is not authorized for distribution to prospective investors in the Fund’s unless preceded or accompanied by an effective prospectus.

1

Aztlan Global Stock Selection DM SMID ETF

PORTFOLIO ALLOCATION at January 31, 2024 (Unaudited)

Bloomberg Sectors	% of Net Assets
Consumer, Cyclical	22.2%
Consumer, Non-cyclical	22.1
Communications	11.2
Industrial	11.2
Financial	7.6
Basic Materials	7.4
Technology	7.4
Utilities	7.4
Energy	3.7
Cash & Cash Equivalents(1)	(0.2)
Total	100.0%

(1)Represents short-term investments and liabilities in excess of other assets.

PORTFOLIO DIVERSIFICATION at January 31, 2024 (Unaudited)

Country	% of Net Assets
United States	29.3%
Britain	22.0
Japan	18.9
Australia	15.0
Italy	7.4
Sweden	3.9
Canada	3.7
Cash & Cash Equivalents(1)	(0.2)
Total	100.0%

(1)Represents short-term investments and liabilities in excess of other assets.

2

Aztlan North America Nearshoring Stock Selection ETF

PORTFOLIO ALLOCATION at January 31, 2024 (Unaudited)

Bloomberg Sectors	% of Net Assets
Industrial	71.3%
Financial	22.3
Consumer, Non-cyclical	4.1
Cash & Cash Equivalents(1)	1.3
Consumer, Cyclical	1.0
Total	100.0%

(1)Represents short-term investments and other assets in excess of liabilities.

Aztlan Global Stock Selection DM SMID ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULES OF INVESTMENTS at January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks — 100.2%

Airlines — 3.7%
Qantas Airways Ltd.(a)	427,021	$1,569,494

Banks — 7.7%
FinecoBank Banca Fineco SpA	106,653	1,555,888
Fukuoka Financial Group, Inc.	65,818	1,643,931
		3,199,819

Building Materials — 3.6%
Boise Cascade Co.	11,281	1,528,124

Coal — 3.7%
Arch Resources, Inc. - Class A	8,746	1,547,692

Commercial Services — 3.6%
Shift4 Payments, Inc. - Class A(a)	21,307	1,530,056

Electric — 3.7%
Northland Power, Inc.	83,725	1,550,359

Electronics — 3.7%
Spectris PLC	33,092	1,559,635

Energy—Alternate Sources — 3.8%
Kasumigaseki Capital Co. Ltd.	18,500	1,600,992

Food — 7.3%
Cal-Maine Foods, Inc.	27,771	1,539,069
Marks & Spencer Group PLC	479,426	1,509,825
		3,048,894

Forest Products & Paper — 3.7%
Mondi PLC	85,727	1,543,647

Gas — 3.7%
Centrica PLC	886,137	1,562,337

Healthcare—Services — 7.4%
DaVita, Inc.(a)	14,230	1,539,117
Ramsay Health Care Ltd.	46,729	1,582,510
		3,121,627

Home Furnishings — 3.7%
Howden Joinery Group PLC	149,938	1,532,851

Internet — 3.7%
CAR Group Ltd.	71,192	1,553,504

	Shares	Value
Common Stocks — 100.2% (Continued)

Media — 3.6%
Nexstar Media Group, Inc.	8,559	$1,521,020

Mining — 3.7%
Mitsui Mining & Smelting Co. Ltd.	49,300	1,547,044

Miscellaneous Manufacturing — 3.7%
Enplas Corp.	18,743	1,559,192

Pharmaceuticals — 3.7%
Amplifon SpA	47,498	1,566,928

Retail — 14.9%
American Eagle Outfitters, Inc.	77,437	1,534,801
B&M European Value Retail SA	230,309	1,520,983
JB Hi-Fi Ltd.	41,415	1,565,718
Lawson, Inc.	27,170	1,570,071
		6,191,573

Software — 3.7%
Teradata Corp.(a)	33,185	1,532,483

Telecommunications — 3.9%
Tele2 AB - Class B	190,673	1,639,821

Total Common Stocks (Cost $41,916,660)		42,007,092

Short-Term Investments — 0.1%

Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 5.25%(b)	57,354	57,354
Total Short-Term Investments (Cost $57,354)		57,354

Total Investments — 100.3% (Cost $41,974,014)		$42,064,446
Liabilities in Excess of Other Assets — (0.3)%		(120,735)
Total Net Assets — 100.0%		$41,943,711

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SA - Sociedad Anónima

SpA - Sociedad por Acciones

(a)Non-income producing security.

(b)The rate shown represents the 7-day effective yield as of January 31, 2024.

Aztlan North America Nearshoring Stock Selection ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULES OF INVESTMENTS at January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks — 76.5%

Commercial Services — 4.2%
GXO Logistics, Inc.(a)	5,270	$286,583
Promotora y Operadora de Infraestructura SAB de CV	8,706	85,866
		372,449

Storage/Warehousing — 1.0%
Westshore Terminals Investment Corp.	4,356	92,594

Transportation — 71.3%(b)
Air Transport Services Group, Inc.(a)	5,550	85,970
ArcBest Corp.	4,483	534,060
C.H. Robinson Worldwide, Inc.	4,859	408,593
Canadian National Railway Co.	3,502	437,157
Canadian Pacific Kansas City Ltd.	5,265	423,675
CSX Corp.	16,135	576,019
Expeditors International of Washington, Inc.	3,917	494,835
Forward Air Corp.	6,813	302,020
GMexico Transportes SAB de CV	20,556	46,796
Hub Group, Inc. - Class A(a)	10,738	486,217
J.B. Hunt Transport Services, Inc.	1,361	273,534
Knight-Swift Transportation Holdings, Inc.	4,338	248,914
Landstar System, Inc.	2,234	428,302
Matson, Inc.	4,374	490,019
Mullen Group Ltd.	8,955	100,338
PAM Transportation Services, Inc.(a)	2,139	44,299
TFI International, Inc.	4,397	581,494
Union Pacific Corp.	1,683	410,534
Universal Logistics Holdings, Inc.	1,645	50,205
		6,422,981
Total Common Stocks (Cost $6,601,902)		6,888,024

Real Estate Investment Trusts — 22.2%
Crown Castle, Inc.	2,913	315,332
Dream Industrial Real Estate Investment Trust - RESEARCH	8,894	89,336
FIBRA Macquarie Mex co. (Acquired 12/1/2023 - 1/19/2024, cost $87,759)(c)(d)	48,695	93,390
Fibra MTY SAPI de CV	66,178	46,737
Granite Real Estate Investment Trust	8,031	435,377
Innovative Industrial Properties, Inc.	4,555	424,663

	Shares	Value
Common Stocks — 76.5% (Continued)

Real Estate Investment Trusts — 22.2% (Continued)
Prologis Property Mexico SA de CV	121,554	$501,063
TF Administradora Industrial S de RL de CV	44,910	97,008
Total Real Estate Investment Trusts (Cost $2,071,820)		2,002,906

Short-Term Investments — 0.4%

Money Market Funds — 0.4%
First American Government Obligations Fund - Class X, 5.25%(c)	31,761	31,761
Total Short-Term Investments (Cost $31,761)		31,761

Total Investments — 99.1% (Cost $8,705,483)		$8,922,691
Other Assets in Excess of Liabilities — 0.9%		82,853
Total Net Assets — 100.0%		$9,005,544

Percentages are stated as a percent of net assets.

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

SAPI de CV - Sociedad Anonima de Capital Variabe

SA de CV - Sociedad Anónima de Capital Variable

S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable

(a)Non-income producing security.

(b)To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)The rate shown represents the 7-day effective yield as of January 31, 2024.

Aztlan ETFs

The accompanying notes are an integral part of these financial statements.	5

STATEMENTS OF ASSETS AND LIABILITIES at January 31, 2024 (Unaudited)

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF

Assets:
Investments in securities, at value (Note 2)	$42,064,446	$8,922,691
Foreign cash (Cost $- and $42, respectively)	—	42
Receivables:
Investment securities sold	35,919,259	83,048
Dividends and interest	78,265	5,329
Total assets	78,061,970	9,011,110

Liabilities:
Payables:
Investment securities purchased	36,090,910	—
Foreign currency payable	122	—
Management fees (Note 4)	27,227	5,566
Total liabilities	36,118,259	5,566
Net Assets	$41,943,711	$9,005,544

Components of Net Assets:
Paid-in capital	$42,555,356	$8,685,557
Total distributable (accumulated) earnings (losses)	(611,645)	319,987
Net assets	$41,943,711	$9,005,544

Net Asset Value (unlimited shares authorized):
Net assets	$41,943,711	$9,005,544
Shares of beneficial interest issued and outstanding	1,925,000	425,000
Net asset value	$21.79	$21.19

Cost of investments	$41,974,014	$8,705,483

Aztlan ETFs

6	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Period Ended January 31, 2024 (Unaudited)

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF(1)

Investment Income:
Dividend income (net of foreign withholding tax of $17,301 and $3,571, respectively)	$268,719	$30,039
Interest income	32,369	260
Securities lending income, net (Note 7)	2,636	—
Total investment income	303,724	30,299

Expenses:
Management fees (Note 4)	158,515	10,367
Total expenses	158,515	10,367
Net investment income (loss)	145,209	19,932

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(455,465)	92,424
Foreign currency transactions	(126,807)	4,974
Change in net unrealized appreciation/depreciation on:
Investments	(298,917)	217,208
Foreign currency translations	29,796	146
Net realized and unrealized gain (loss) on investments	(851,393)	314,752
Net increase (decrease) in net assets resulting from operations	$(706,184)	$334,684

(1)The Fund commenced operations on November 29, 2023. The information presented is from November 29, 2023 to January 31, 2024.

Aztlan Global Stock Selection DM SMID ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended January 31, 2024 (Unaudited)	Period Ended July 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$145,209	$353,054
Net realized gain (loss)	(582,272)	3,310,735
Change in net unrealized appreciation/depreciation	(269,121)	359,430
Net increase (decrease) in net assets resulting from operations	(706,184)	4,023,219

Distributions to Shareholders:
Net distributions to shareholders	(54,687)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	(3,226,332)	41,907,695
Total increase (decrease) in net assets	(3,987,203)	45,930,914

Net Assets:
Beginning of period	45,930,914	—
End of period	$41,943,711	$45,930,914

(1)The Fund commenced operations on August 17, 2022. The information presented is from August 17, 2022 to July 31, 2023.

(2)Summary of share transactions is as follows:

	Six-Months Ended January 31, 2024 (Unaudited)		Period Ended July 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	375,000	$7,890,675	3,675,000	$76,323,188
Shares redeemed	(525,000)	(11,117,007)	(1,600,000)	(34,416,178)
Variable fees	—	—	—	685
Net increase (decrease)	(150,000)	$(3,226,332)	2,075,000	$41,907,695

Aztlan North America Nearshoring Stock Selection ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended January 31, 2024(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$19,932
Net realized gain (loss)	97,398
Change in net unrealized appreciation/depreciation	217,354
Net increase (decrease) in net assets resulting from operations	334,684

Distributions to Shareholders:
Net distributions to shareholders	(14,697)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	8,685,557
Total increase (decrease) in net assets	9,005,544

Net Assets:
Beginning of period	—
End of period	$9,005,544

(1)The Fund commenced operations on November 29, 2023. The information presented is from November 29, 2023 to January 31, 2024.

(2)Summary of share transactions is as follows:

	Period Ended January 31, 2023(1) (Unaudited)
	Shares	Value
Shares sold	425,000	$8,685,557
Shares redeemed	—	—
Net increase (decrease)	425,000	$8,685,557

Aztlan Global Stock Selection DM SMID ETF

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended January 31, 2024 (Unaudited)	Period Ended July 31, 2023 (Unaudited)(1)

Net asset value, beginning of period	$22.14	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.07	0.29
Net realized and unrealized gain (loss)(3)	(0.39)	1.85
Total from investment operations	(0.32)	2.14

Less Distributions:
From net investment income	(0.03)	—
Total distributions	(0.03)	—

Capital Share Transactions
Variable fees	—	0.00	(11)
Net asset value, end of period	$21.79	$22.14
Total return(4)(6)	(1.14)%	10.70	%(5)

Ratios / Supplemental Data:
Net assets, end of period (millions)	$41.9	$45.9
Portfolio turnover rate(4)(7)	4%	986%
Ratio of expenses to average net assets(8)	0.75%	0.75	%(9)
Ratio of net investment income (loss) to average net assets(8)	0.69%	1.49	%(10)

(1)The Fund commenced operations on August 17, 2022. The information presented is from August 17, 2022 to July 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.

(6)The total return is based on the Fund’s net asset value.

(7)Excludes the impact of in-kind transactions.

(8)Annualized.

(9)The ratio of expenses to average net assets includes tax expense. The ratio excluding tax expense is 0.75% for the period ended July 31, 2023.

(10)The net investment income (loss) ratio includes tax expense.

(11)Does not round to 0.01 or (0.01), if applicable.

Aztlan North America Nearshoring Stock Selection ETF

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended January 31, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.05
Net realized and unrealized gain (loss)(3)	1.18
Total from investment operations	1.23

Less Distributions:
From net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$21.19
Total return(4)(5)	6.12%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$9.0
Portfolio turnover rate(4)(6)	41%
Ratio of expenses to average net assets(7)	0.75%
Ratio of net investment income (loss) to average net assets(7)	1.44%

(1)The Fund commenced operations on November 29, 2023. The information presented is from November 29, 2023 to January 31, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

11

Aztlan ETFs

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Aztlan Global Stock Selection DM SMID ETF and Aztlan North America Nearshoring Stock Selection ETF (each, a “Fund”, and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Aztlan Global Stock Selection DM SMID ETF is a diversified series and the Aztlan North America Nearshoring Stock Selection ETF is a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/aToroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Aztlan Global Stock Selection DM SMID ETF commenced operations on August 17, 2022 and the Aztlan North America Nearshoring Stock Selection ETF commenced operations on November 29, 2023.

The investment objective of the Aztlan Global Stock Selection DM SMID ETF is to track the performance, before fees and expenses, of the Solactive Aztlan Global Developed Markets SMID Cap Index. The investment objective of the Aztlan North America Nearshoring Stock Selection ETF is to track the performance, before fees and expenses, of the Aztlan North America Nearshoring Price Return Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –

Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

12

Aztlan ETFs

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2024:

Aztlan Global Stock Selection DM SMID ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$42,007,092	$—	$—	$42,007,092
Money Market Funds	57,354	—	—	57,354
Total Investments	$42,064,446	$—	$—	$42,064,446

Aztlan North America Nearshoring Stock Selection ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,888,024	$—	$—	$6,888,024
Real Estate Investment Trusts	2,002,906	—	—	2,002,906
Money Market Funds	31,761	—	—	31,761
Total Investments	$8,922,691	$—	$—	$8,922,691

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of January 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

13

Aztlan ETFs

D. Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Funds will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

K.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

14

Aztlan ETFs

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Concentration & Limited Holdings Risks. (Aztlan North America Nearshoring Stock Selection ETF Only) The Fund may concentrate its investments in one or more of the industries related to the types of companies noted below. As a result, the Fund will be subject to the company risks noted below. In addition, the Fund will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified Fund.

•Risks of Investing in Industrial Real Estate-Focused Companies: Investing in industrial real estate-focused companies carries several risks. Economic downturns can reduce demand for manufacturing and storage spaces, affecting rental incomes and property values. Additionally, these companies might face significant capital expenditures for maintaining and updating large industrial facilities. Changes in zoning laws or environmental regulations can impact property usability and value. Overreliance on a few key tenants or industries can expose these companies to sector-specific downturns, affecting their revenue streams.

•Risks of Investing in Storage and Warehousing Logistics Companies: Investing in storage and warehousing logistics companies comes with potential risks. These companies can be significantly impacted by global supply chain disruptions, leading to decreased demand for storage or logistic services. Technological changes or innovations might render existing infrastructures obsolete, requiring substantial investments to modernize. Additionally, any inefficiencies in their operations, such as mismanagement of inventory or delays, can erode customer trust and impact profitability. These firms may face intense competition, squeezing profit margins and threatening market share.

•Risks of Investing in Transportation Logistics Companies: Investing in transportation logistics companies carries inherent risks. These companies are highly susceptible to fluctuations in fuel prices, which can significantly impact operational costs. Regulatory changes, environmental concerns, and geopolitical tensions can disrupt international shipping routes and trade agreements. Additionally, infrastructure failures, accidents, or labor disputes can lead to delays and increased costs, while intense competition in the sector can further pressure profit margins.

B.Non-Diversification Risk. (Aztlan North America Nearshoring Stock Selection ETF Only) Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

C.Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, each Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

•Investing in Canada Risks: Risks of investing in Canadian issuers center around the country’s economic dependency on natural resources and the potential volatility of commodity prices. Additional risks stem from currency fluctuations, regulatory changes, and political instability. Furthermore, the heavy reliance on the U.S. market and the lack of economic diversification introduces geographic concentration risk. Interest rate changes, complexity in the taxation system, and the impact of environmental change on resource-focused sectors further influence investment risks.

•Investing in Mexico Risks: Investing in Mexican issuers exposes investors to several risks, including economic risk due to reliance on industries like manufacturing, petroleum, and tourism. Currency risk arises from potential depreciation of the Mexican peso, and political risk is driven by instability and changeable government policies. The close economic ties with the U.S. introduce geographic concentration risk, while changes in Banco de México’s interest rates could affect company performance. Furthermore, the complexity of Mexico’s tax system, security issues in certain regions, and the potential erosion of investment value by inflation all contribute to investment risk.

D.Geographic Concentration Risk. (Aztlan North America Nearshoring Stock Selection ETF Only) Because the Fund focuses its investments only in the United States, Canada, and Mexico, it may be more volatile than a more geographically diversified fund.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

15

Aztlan ETFs

E.Market Capitalization Risk.

•Large-Capitalization Investing. (Aztlan North America Nearshoring Stock Selection ETF Only) The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

F.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

G.Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests. Common stocks, such as those held by a Fund, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

H.High Portfolio Turnover Risk. Each Index is expected to have a high portfolio turnover rate. As a result, each Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

I.Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting a Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

J.ETF Risk. Each Fund is an ETF, and, as a result of an ETF’s structure, each Fund is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

16

Aztlan ETFs

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

K.REIT Risk. (Aztlan North America Nearshoring Stock Selection ETF Only) A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

L.Models and Data Risk. The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from an Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of an Index reflects such errors, the Funds’ portfolios can be expected to reflect the errors, too.

M.Newer Fund Risk. Each Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size. If a Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

N.Passive Investment Risk. The Funds invest in the securities included in, or representative of, their respective Index regardless of their investment merit. Each Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

O.Tracking Error Risk. As with all index Funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

P.Limited Holdings Risk. (Aztlan Global Stock Selection DM SMID ETF Only) Although the Fund does not intend to concentrate in any particular industry, it will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified Fund.

Q.Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions,

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

17

Aztlan ETFs

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the Middle East, the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee
Aztlan Global Stock Selection DM SMID ETF	0.75%
Aztlan North America Nearshoring Stock Selection ETF	0.75%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Management Fee payable to the adviser. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended January 31, 2024 are disclosed in the Statement of Operations.

The Adviser has entered into an agreement with Aztlan Equity Management, LLC (“Aztlan”) under which Aztlan assumes a portion of the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). Although Aztlan has agreed to be responsible for a portion of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. Aztlan will also provide marketing support for the Funds, including hosting the Fund’s website and preparing marketing materials related to the Funds. For these services and payments, in exchange for these assumptions and services, Aztlan will receive a portion of the profits, if any, based on the total management fee earned by the Adviser with respect to the Funds under the Advisory Agreement less the Unitary Expenses. Aztlan does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Aztlan Global Stock Selection DM SMID ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

18

Aztlan ETFs

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months/period ended January 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Aztlan Global Stock Selection DM SMID ETF	$189,258,002	$1,876,058
Aztlan North America Nearshoring Stock Selection ETF	4,833,210	3,272,212

For the six-months/period ended January 31, 2024, there were no purchases or proceeds from the sales of long-term U.S. government securities for the Funds.

For the six months/period ended January 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Aztlan Global Stock Selection DM SMID ETF	$7,863,295	$—
Aztlan North America Nearshoring Stock Selection ETF	7,016,259	—

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended January 31, 2024 (estimated) for the Aztlan Global Stock Selection DM SMID ETF and Aztlan North America Nearshoring Stock Selection ETF and period ended July 31, 2023 for the Aztlan Global Stock Selection DM SMID ETF was as follows:

	Ordinary Income January 31, 2024 (estimated)	Ordinary Income July 31, 2023
Aztlan Global Stock Selection DM SMID ETF	$54,687	$—
Aztlan North America Nearshoring Stock Selection ETF	14,697	—

As of July 31, 2023, the distributable (accumulated) earnings (losses) on a tax basis for the Aztlan Global Stock Selection DM SMID ETF were as follows:

July 31, 2023
Cost of investments(1)	$47,534,845
Gross tax unrealized appreciation	736,348
Gross tax unrealized depreciation	(465,461)
Net tax unrealized appreciation (depreciation)	270,887
Undistributed ordinary income (loss)	54,687
Undistributed long-term capital gain (loss)	—
Total distributable earnings	54,687
Other accumulated gain (loss)	(176,348)
Total distributable (accumulated) earnings (losses)	$149,226

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended July 31, 2023, the Aztlan Global Stock Selection DM SMID ETF had not elected to defer any post-October or late year losses. As of the most recent fiscal period ended July 31, 2023, the Aztlan Global Stock Selection DM SMID ETF had long-term and short-term capital loss carryovers of $0 and $176,348, respectively, which do not expire. The Aztlan North America Nearshoring Stock Selection ETF commenced operations on November 29, 2023 and therefore did not have any prior year components of distributable (accumulated) earnings (losses) on a tax basis to report.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

19

Aztlan ETFs

NOTE 7 – SECURITIES LENDING

The Aztlan Global Stock Selection DM SMID ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Aztlan Global Stock Selection DM SMID ETF. The Aztlan Global Stock Selection DM SMID ETF receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Aztlan Global Stock Selection DM SMID ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Aztlan Global Stock Selection DM SMID ETF. The Aztlan Global Stock Selection DM SMID ETF has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of January 31, 2024 the Aztlan Global Stock Selection DM SMID ETF did not have any securities on loan.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

20

Aztlan ETFs

EXPENSE EXAMPLES For the Period Ended January 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Fund. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The Aztlan Global Stock Selection DM SMID ETF actual and hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from August 1, 2023 to January 31, 2024. The Aztlan North America Nearshoring Stock Selection ETF actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 29, 2023 (commencement of operations) to January 31, 2024. The Aztlan North America Nearshoring Stock Selection ETF hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from August 1, 2023 to January 31, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Aztlan Global Stock Selection DM SMID ETF

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period August 1, 2023 – January 31, 2024(1)
Actual	$1,000.00	$988.60	$3.75
Hypothetical (5% annual return before expenses)	1,000.00	1,021.37	3.81

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

21

Aztlan ETFs

Aztlan North America Nearshoring Stock Selection ETF

	Beginning Account Value November 29, 2023	Ending Account Value January 31, 2023	Expenses Paid During the Period November 29, 2023 – January 31, 2023
Actual (1)	$1,000.00	$1,061.20	$1.33

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2023	Expenses Paid During the Period August 1, 2023 – January 31, 2023
Hypothetical (5% annual return before expenses) (2)	$1,000.00	$1,021.37	$3.81

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 63/366 (to reflect the period from November 29, 2023 to January 31, 2024, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

EXPENSE EXAMPLE For the Period Ended January 31, 2024 (Unaudited) (Continued)

22

Aztlan ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on October 4, 2023 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Aztlan North America Nearshoring Stock Selection ETF (the “Fund”), a proposed series of the Trust, and Tidal Investments LLC (formerly, Toroso Investments, LLC), the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Qiao Duan and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the of the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the Fund is designed to track the performance of an index, the performance of the Fund would not be the direct result of investment decisions made by the Adviser. However, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s trade execution services, including whether the Fund’s performance exhibited significant tracking error.

3.Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund, subject to the contractual agreement of the Fund’s sponsor, Aztlan Equity Management, LLC, to assume a portion of such obligations in exchange for a corresponding portion of the profits, if any, generated by the Fund’s unitary fee. The Board considered comparative information prepared by U.S. Bank Global Fund Services utilizing data

23

Aztlan ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

provided by Morningstar Direct relating to the cost structure of the Fund relative to a select peer group. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. fund industrials category (the “Morningstar category”). The Board also considered comparative information prepared by Tidal Fund Services, LLC, the Fund’s administrator, in partnership with AltaVista Research, LLC, comparing the Fund’s cost structure to additional peer groups within the broader Morningstar category based on select criteria.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

24

Aztlan ETFs

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Aztlan Global Stock Selection DM SMID ETF and the Aztlan North America Nearshoring Stock Selection ETF (each, a “Fund”, and together, the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC), the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Funds, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Aztlan Global Stock Selection ETF because the Fund is classified as an In-Kind ETF (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Aztlan Global Stock Selection ETF’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

The Aztlan North America Nearshoring Stock Selection ETF commenced operations on November 29, 2023 and was not part of the Report but has adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

25

Aztlan ETFs

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (800) 886-4107 or by accessing the Fund’s website at www.aztlanetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (800) 886-4107 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.aztlanetfs.com. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (800) 886-4107. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or on the Funds’ website at www.aztlanetfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.aztlanetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 886-4107. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’website at www.aztlanetfs.com.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Aztlan Global Stock Selection DM SMID ETF	AZTD	886364470
Aztlan North America Nearshoring Stock Selection ETF	NRSH	886364272

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date:	April 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date:	April 5, 2024

By (Signature and Title)	*/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date:	April 5, 2024